Prepayments for current assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of Prepayments for current assets [Abstract]
Prepayments for purchase of bandwidth	₨ 102,694		₨ 179,035
Prepayments related to insurance	4,142		1,064
Prepayments-others	271,960		217,035
Lease prepayments	22,087		22,087
Current prepayments	₨ 400,883	$ 5,796	₨ 419,221